Subsequent Events (Details) - USD ($) $ in Millions	Feb. 11, 2026	Jan. 13, 2026
Disclosure of non-adjusting events after reporting period [line items]
Share repurchase authorized amount	$ 500
Synopsys
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value		$ 445